Note 8 - Accrued Expenses	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

8. Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2022	2021
	A$	A$
Legal, tax and accounting fees	527,523	52,982
Salary and related costs	387,047	348,657
Research and development costs	3,586,251	1,052,814
Patent fees	421,759	395,420
Inventory purchases	345,563	268,317
Occupancy expenses	0	345
Other	620,237	682,280
	5,888,380	2,800,815